Redeemable Convertible Preference Shares	12 Months Ended
Apr. 30, 2019
Equity [Abstract]
Redeemable Convertible Preference Shares

9. Redeemable Convertible Preference Shares

The Company previously issued redeemable convertible preference shares in one or more series, each with such designations, rights, qualifications, limitations, and restrictions.  Immediately prior to the closing of the IPO, all shares of redeemable convertible preference shares then outstanding were automatically converted into an equivalent number of ordinary shares on a one-to-one basis and their carrying amount reclassified into shareholders’ equity (deficit). As of April 30, 2019, there were no redeemable convertible preference shares issued and outstanding.